SEGMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT ACTIVITY OF OPERATIONS AND FINANCIAL POSITION

The following tables compare the Company’s segment activity to its results of operations and financial position as of and for the three and six months ended June 30, 2026, and June 30, 2025:

	For the Three Months Ended June 30, 2026
	Retail	Office/Industrial	Model Homes	Corporate and Other	Total

Rental revenue	$93,574	$2,448,222	$816,060	$—	$3,357,856
Recovery revenue	-	398,512	—	—	398,512
Other operating revenue	-	51,316	512	6,879	58,707
Total revenues	93,574	2,898,050	816,572	6,879	3,815,075

Rental operating costs	5,261	1,323,387	42,064	(112,048)	1,258,664
Net Operating Income (NOI)	88,313	1,574,663	774,508	118,927	2,556,411

Gain on Sale - Model Homes	—	—	(21,997)	—	(21,997)
Impairment of Model Homes	—	—	(144,688)	—	(144,688)

Adjusted NOI	$88,313	$1,574,663	$607,823	$118,927	$2,389,726

	For the Three Months Ended June 30, 2025
	Retail	Office/Industrial	Model Homes	Corporate and Other	Total

Rental revenue	$93,574	$2,452,956	$1,019,301	$—	$3,565,831
Recovery revenue	-	715,922	—	—	715,922
Other operating revenue	-	64,893	428	31,666	96,987
Total revenues	93,574	3,233,771	1,019,729	31,666	4,378,740

Rental operating costs	4,824	1,549,497	49,940	(141,656)	1,462,605
Net Operating Income (NOI)	88,750	1,684,274	969,789	173,322	2,916,135

Gain on Sale - Model Home	—	—	323,359	—	323,359
Impairment of Model Homes	—	—	(90,769)	—	(90,769)

Adjusted NOI	$88,750	$1,684,274	$1,202,379	$173,322	$3,148,725

	For the Six Months Ended June 30, 2026
	Retail	Office/Industrial	Model Homes	Corporate and Other	Total

Rental revenue	$187,148	$4,682,717	$1,735,949	$—	$6,605,814
Recovery revenue	-	834,598	—	—	834,598
Other operating revenue	-	134,115	6,047	7,301	147,463
Total revenues	187,148	5,651,430	1,741,996	7,301	7,587,875

Rental operating costs	10,093	2,954,224	90,941	(252,153)	2,803,105
Net Operating Income (NOI)	177,055	2,697,206	1,651,055	259,454	4,784,770

Gain on Sale - Model Homes	—	—	150,099	—	150,099
Impairment of Model Homes	—	—	(220,327)	—	(220,327)

Adjusted NOI	$177,055	$2,697,206	$1,580,827	$259,454	$4,714,542

	For the Six Months Ended June 30, 2025
	Retail	Office/Industrial	Model Homes	Corporate and Other	Total

Rental revenue	$300,013	$4,920,507	$1,934,822	$—	$7,155,342
Recovery revenue	56,439	1,102,401	—	—	1,158,840
Other operating revenue	400	127,255	(1,326)	63,414	189,743
Total revenues	356,852	6,150,163	1,933,496	63,414	8,503,925

Rental operating costs	105,392	3,167,862	98,097	(296,103)	3,075,248
Net Operating Income (NOI)	251,460	2,982,301	1,835,399	359,517	5,428,677

Gain on Sale - Model Home	—	—	564,258	—	564,258
Impairment of Model Homes	—	—	(117,712)	—	(117,712)

Adjusted NOI	$251,460	$2,982,301	$2,281,945	$359,517	$5,875,223

The following tables compare the Company’s segment activity to its results of operations and financial position as of and for years ended December 31, 2025, and 2024:

	For the Year Ended December 31, 2025

	Retail	Office/Industrial	Model Homes	Corporate and Other	Total

Rental revenue	$487,161	$9,585,303	$3,952,162	$—	$14,024,626
Recovery revenue	56,439	2,389,853	—	—	2,446,292
Other operating revenue	400	257,414	5,776	80,200	343,790
Total revenues	544,000	12,232,570	3,957,938	80,200	16,814,708

Rental operating costs	115,047	6,423,862	212,817	(593,674)	6,158,052
Net Operating Income (NOI)	428,953	5,808,708	3,745,121	673,874	10,656,656

Gain on Sale - Model Homes	—	—	950,434	—	950,434
Impairment of Model Homes	—	—	(339,609)	—	(339,609)

Adjusted NOI	$428,953	$5,808,708	$4,355,946	$673,874	$11,267,481

	For the Year Ended December 31, 2024

	Retail	Office/Industrial	Model Homes	Corporate and Other	Total

Rental revenue	$1,595,464	$9,778,458	$4,368,169	$—	$15,742,091
Recovery revenue	463,158	2,318,564	—	—	2,781,722
Other operating revenue	62,041	241,530	68,084	29,807	401,462
Total revenues	2,120,663	12,338,552	4,436,253	29,807	18,925,275

Rental operating costs	608,667	6,136,564	171,621	(660,775)	6,256,077
Net Operating Income (NOI)	1,511,996	6,201,988	4,264,632	690,582	12,669,198

Gain on Sale - Model Home	—	—	3,426,572	—	3,426,572
Impairment of Model Homes	—	—	(406,374)	—	(406,374)

Adjusted NOI	$1,511,996	$6,201,988	$7,284,830	$690,582	$15,689,396

SCHEDULE OF SEGMENT REPORTING INFORMATION BY SEGMENT

	For the Three Months Ended June 30, 2026
	Retail	Office/Industrial	Model Homes	Corporate and Other	Total
Revenues:
Rental income	$93,574	$2,846,734	$816,060	$—	$3,756,368
Fees and other income	-	51,316	512	6,879	58,707
Total revenue	93,574	2,898,050	816,572	6,879	3,815,075
Costs and expenses:
Rental operating costs	5,261	1,323,387	42,064	(112,048)	1,258,664
General and administrative	—	20	225,959	1,115,318	1,341,297
Depreciation and amortization	22,928	694,602	180,707	473	898,710
Impairment of goodwill and real estate assets	—	2,833,462	144,688	—	2,978,150
Total costs and expenses	28,189	4,851,471	593,418	1,003,743	6,476,821
Other income (expense):
Interest expense - mortgage notes	(38,728)	(670,352)	(441,573)	(1,279)	(1,151,932)
Interest and other income, net	—	—	8	5,198	5,206
Net loss in Conduit Pharmaceuticals marketable securities (see footnote 9)	—	—	—	5,743	5,743
Gain on sales of real estate, net	—	—	(21,997)	—	(21,997)
Gain on disposition of assets and liabilities, net	—	—	—	—	-
Income tax (expense) benefit	—	(2,000)	(3,630)	(21,000)	(26,630)
Total other income (expense), net	(38,728)	(672,352)	(467,192)	(11,338)	(1,189,610)
Net income (loss)	26,657	(2,625,773)	(244,038)	(1,008,202)	(3,851,356)
Less: Income attributable to noncontrolling interests	—	(11,438)	51,668	—	40,230
Net income (loss) attributable to Presidio Property Trust, Inc. stockholders	$26,657	$(2,637,211)	$(192,370)	$(1,008,202)	$(3,811,126)

	For the Three Months Ended June 30, 2025
	Retail	Office/Industrial	Model Homes	Corporate and Other	Total
Revenues:
Rental income	$93,574	$3,168,878	$1,019,301	$—	$4,281,753
Fees and other income	-	64,893	428	31,666	96,987
Total revenue	93,574	3,233,771	1,019,729	31,666	4,378,740
Costs and expenses:
Rental operating costs	4,824	1,549,497	49,940	(141,656)	1,462,605
General and administrative	—	—	187,935	1,035,723	1,223,658
Depreciation and amortization	22,928	955,575	231,954	1,234	1,211,691
Impairment of goodwill and real estate assets	—	4,226,620	90,769	—	4,317,389
Total costs and expenses	27,752	6,731,692	560,598	895,301	8,215,343
Other income (expense):
Interest expense - mortgage notes	(39,942)	(921,953)	(514,636)	(1,339)	(1,477,870)
Interest and other income, net	—	—	8	5,198	5,206
Net gain in Conduit Pharmaceuticals marketable securities (see footnote 9)	—	—	—	(7,802)	(7,802)
Gain on sales of real estate, net	—	—	323,359	—	323,359
Income tax (expense) benefit	—	—	(30,310)	(23,600)	(53,910)
Total other income (expense), net	(39,942)	(921,953)	(221,579)	(27,543)	(1,211,017)
Net income (loss)	25,880	(4,419,874)	237,552	(891,178)	(5,047,620)
Less: Income attributable to noncontrolling interests	—	(11,655)	(217,250)	—	(228,905)
Net income (loss) attributable to Presidio Property Trust, Inc. stockholders	$25,880	$(4,431,529)	$20,302	$(891,178)	$(5,276,525)

	For the Six Months Ended June 30, 2026
	Retail	Office/Industrial	Model Homes	Corporate and Other	Total
Revenues:
Rental income	$187,148	$5,517,315	$1,735,949	$—	$7,440,412
Fees and other income	—	134,115	6,047	7,301	147,463
Total revenue	187,148	5,651,430	1,741,996	7,301	7,587,875
Costs and expenses:
Rental operating costs	10,093	2,954,224	90,941	(252,153)	2,803,105
General and administrative	—	17,519	452,842	2,544,759	3,015,120
Depreciation and amortization	45,856	1,478,878	371,998	947	1,897,679
Impairment of goodwill and real estate assets	—	3,282,197	220,326	—	3,502,523
Total costs and expenses	55,949	7,732,818	1,136,107	2,293,553	11,218,427
Other income (expense):
Interest expense - mortgage notes	(81,845)	(2,213,435)	(904,131)	(2,595)	(3,202,006)
Interest and other income, net	—	—	15	10,340	10,355
Net loss in Conduit Pharmaceuticals marketable securities (see footnote 9)	—	—	—	7,728	7,728
Gain on sales of real estate, net	—	—	150,099	—	150,099
Gain on disposition of assets and liabilities, net	—	3,416,501	—	—	3,416,501
Income tax (expense) benefit	—	(2,000)	(19,287)	(23,400)	(44,687)
Total other income (expense), net	(81,845)	1,201,066	(773,304)	(7,927)	337,990
Net income (loss)	49,354	(880,322)	(167,415)	(2,294,179)	(3,292,562)
Less: Income attributable to noncontrolling interests	—	(9,385)	(68,270)	—	(77,655)
Net income (loss) attributable to Presidio Property Trust, Inc. stockholders	$49,354	$(889,707)	$(235,685)	$(2,294,179)	$(3,370,217)

	For the Six Months Ended June 30, 2025
	Retail	Office/Industrial	Model Homes	Corporate and Other	Total
Revenues:
Rental income	$356,452	$6,022,908	$1,934,822	$—	$8,314,182
Fees and other income	400	127,255	(1,326)	63,414	189,743
Total revenue	356,852	6,150,163	1,933,496	63,414	8,503,925
Costs and expenses:
Rental operating costs	105,392	3,167,862	98,097	(296,103)	3,075,248
General and administrative	—	16,850	417,895	2,450,889	2,885,634
Depreciation and amortization	54,617	1,954,744	443,967	2,468	2,455,796
Impairment of goodwill and real estate assets	—	4,226,620	117,712	—	4,344,332
Total costs and expenses	160,009	9,366,076	1,077,671	2,157,254	12,761,010
Other income (expense):
Interest expense - mortgage notes	(198,039)	(1,813,284)	(974,346)	(2,672)	(2,988,341)
Interest and other income, net	—	—	15	10,339	10,354
Net gain in Conduit Pharmaceuticals marketable securities (see footnote 9)	—	—	—	(184,459)	(184,459)
Gain on sales of real estate, net	4,213,068	—	564,259	—	4,777,327
Income tax (expense) benefit	—	—	(52,481)	23,980	(28,501)
Total other income (expense), net	4,015,029	(1,813,284)	(462,553)	(152,812)	1,586,380
Net income (loss)	4,211,872	(5,029,197)	393,272	(2,246,652)	(2,670,705)
Less: Income attributable to noncontrolling interests	—	(29,614)	(310,854)	—	(340,468)
Net income (loss) attributable to Presidio Property Trust, Inc. stockholders	$4,211,872	$(5,058,811)	$82,418	$(2,246,652)	$(3,011,173)

	For the Year Ended December 31, 2025

	Retail	Office/Industrial	Model Homes	Corporate and Other	Total
Revenues:
Rental income	$543,600	$11,975,156	$3,952,162	$—	$16,470,918
Fees and other income	400	257,414	5,776	80,200	343,790
Total revenue	544,000	12,232,570	3,957,938	80,200	16,814,708
Costs and expenses:
Rental operating costs	115,047	6,423,862	212,817	(593,674)	6,158,052
General and administrative	—	19,195	813,705	4,871,930	5,704,830
Depreciation and amortization	100,472	3,910,547	846,818	4,430	4,862,267
Impairment of goodwill and real estate assets	—	6,031,828	339,609	72,000	6,443,437
Total costs and expenses	215,519	16,385,432	2,212,949	4,354,686	23,168,586
Other income (expense):
Interest expense - mortgage notes	(276,961)	(3,757,328)	(2,010,791)	(5,357)	(6,050,437)
Interest and other income, net	—	—	(13,735)	34,616	20,881
Net loss in Conduit Pharmaceuticals marketable securities (see footnote 9)	—	—	—	(188,287)	(188,287)
Gain on sales of real estate, net	4,494,358	—	950,434	—	5,444,792
Income tax (expense) benefit	—	(9,600)	(60,875)	(392,695)	(463,170)
Total other income, net	4,217,397	(3,766,928)	(1,134,967)	(551,723)	(1,236,221)
Net income (loss)	4,545,878	(7,919,790)	610,022	(4,826,209)	(7,590,099)
Less: Income attributable to noncontrolling interests	—	(47,710)	(637,876)	—	(685,586)
Net income (loss) attributable to Presidio Property Trust, Inc. stockholders	$4,545,878	$(7,967,500)	$(27,854)	$(4,826,209)	$(8,275,685)

	For the Year Ended December 31, 2024

	Retail	Office/Industrial	Model Homes	Corporate and Other	Total
Revenues:
Rental income	$2,058,622	$12,097,022	$4,368,169	$—	$18,523,813
Fees and other income	62,041	241,530	68,084	29,807	401,462
Total revenue	2,120,663	12,338,552	4,436,253	29,807	18,925,275
Costs and expenses:
Rental operating costs	608,667	6,136,564	171,621	(660,775)	6,256,077
General and administrative	—	2,330	820,217	6,704,128	7,526,675
Depreciation and amortization	394,461	4,154,769	952,627	13,661	5,515,518
Impairment of goodwill and real estate assets	—	1,377,937	406,374	185,000	1,969,311
Total costs and expenses	1,003,128	11,671,600	2,350,839	6,242,014	21,267,581
Other income (expense):
Interest expense - mortgage notes	(577,761)	(3,457,360)	(2,009,641)	(5,434)	(6,050,196)
Interest and other income, net	—	(171,734)	(23,890)	44,268	(151,356)
Net gain in Conduit Pharmaceuticals marketable securities (see footnote 9)	—	—	—	(17,925,723)	(17,925,723)
Gain on sales of real estate, net	—	—	3,426,572	—	3,426,572
Income tax (expense) benefit	—	—	(55,543)	(5,312)	(60,855)
Total other income, net	(577,761)	(3,629,094)	1,337,498	(17,892,201)	(20,761,558)
Net income (loss)	539,774	(2,962,142)	3,422,912	(24,104,408)	(23,103,864)
Less: Income attributable to noncontrolling interests	—	(86,686)	(2,437,979)	—	(2,524,665)
Net income (loss) attributable to Presidio Property Trust, Inc. stockholders	$539,774	$(3,048,828)	$984,933	$(24,104,408)	$(25,628,529)

SCHEDULE OF RECONCILIATION OF ASSET BY SEGMENT

Assets by Reportable Segment:	June 30, 2026	December 31, 2025
Office/Industrial Properties:
Land, buildings and improvements, net (1)	$58,357,566	$67,445,290
Total assets (2)	$66,450,387	$68,980,087
Model Home Properties:
Land, buildings and improvements, net (1)	$32,185,582	$36,688,462
Total assets (2)	$32,091,087	$37,301,777
Retail Properties:
Land, buildings and improvements, net (1)	$4,462,995	$4,508,851
Total assets (2)	$4,633,481	$4,669,852
Reconciliation to Total Assets:
Total assets for reportable segments	$103,174,955	$110,951,716
Corporate and other assets:
Cash, cash equivalents and restricted cash	248,834	173,621
Other assets, net	3,234,967	10,927,537
Total Assets	$106,658,756	$122,052,874

(1)	Includes lease intangibles.

(2)	Includes land, buildings and improvements, cash, cash equivalents, and restricted cash, current receivables, deferred rent receivables and deferred leasing costs and other related intangible assets, all shown on a net basis.

	December 31,	December 31,
Assets by Reportable Segment:	2025	2024
Office/Industrial Properties:
Land, buildings and improvements, net (1)	$67,445,290	$74,425,180
Total assets (2)	$68,980,087	$76,292,662
Model Home Properties:
Land, buildings and improvements, net (1)	$36,688,462	$37,416,000
Total assets (2)	$37,301,777	$38,166,964
Retail Properties:
Land, buildings and improvements, net (1)	$4,508,851	$15,743,789
Total assets (2)	$4,669,852	$16,673,605
Reconciliation to Total Assets:
Total assets for reportable segments	$110,951,716	$131,133,231
Corporate and other assets:
Cash, cash equivalents and restricted cash	$173,621	564,922
Other assets, net	$10,927,537	10,871,497
Total Assets	$122,052,874	$142,569,650

(1)	Includes lease intangibles.
(2)	Includes land, buildings and improvements, cash, cash equivalents, and restricted cash, current receivables, deferred rent receivables and deferred leasing costs and other related intangible assets, all shown on a net basis.

SCHEDULE OF SEGMENT RECONCILIATION OF OTHER ITEMS FROM SEGMENT TO CONSOLIDATED

	For the Six Months Ended June 30,
Capital Expenditures by Reportable Segment	2026	2025
Office/Industrial Properties:
Capital expenditures and tenant improvements, office	$379,206	$360,708
Model Home Properties:
Acquisition of operating properties, model home	—	4,270,192
Totals:
Acquisition of operating properties, net	—	4,270,192
Capital expenditures and tenant improvements	379,206	360,708
Total real estate investments	$379,206	$4,630,900

	For the Year Ended December 31,
Capital Expenditures by Reportable Segment	2025	2024
Office/Industrial Properties:
Capital expenditures and tenant improvements, office	$2,513,488	$2,044,704
Model Home Properties:
Acquisition of operating properties, model home	9,444,465	9,729,351
Retail Properties:
Capital expenditures and tenant improvements, retail	—	217,121
Totals:
Acquisition of operating properties, net	9,444,465	9,729,351
Capital expenditures and tenant improvements	2,513,488	2,261,825
Total real estate investments	$11,957,953	$11,991,176